Fair Value - Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets		$ 491
Servicing assets	261	63
Total assets at fair value	1,943	2,844
Total liabilities at fair value
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets
Servicing assets
Total assets at fair value
Total liabilities at fair value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets
Servicing assets
Total assets at fair value
Total liabilities at fair value
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Foreclosed assets		491
Servicing assets	261	63
Total assets at fair value	1,943	2,844
Total liabilities at fair value
Commercial and Industrial [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value	934	805
Commercial and Industrial [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Commercial and Industrial [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Commercial and Industrial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value	934	805
Nonfarm, Nonresidential [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value	685	1,485
Nonfarm, Nonresidential [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Nonfarm, Nonresidential [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Nonfarm, Nonresidential [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value	685	1,485
Residential, 1-4 Families [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value	63
Residential, 1-4 Families [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Residential, 1-4 Families [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Residential, 1-4 Families [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value	63
Other [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Other [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Assets and Liabilities Measured on Non Recurring Basis [Line Items]
Total assets at fair value